General Information (Tables)	12 Months Ended
Dec. 31, 2023
General Information [Abstract]
Schedule of Parent Company of the Remaining Wholly and Partly Owned Subsidiaries	The Parent Company is the parent company to its wholly-owned subsidiary Eco Wave Power Ltd. Eco Wave Power Ltd. is the parent company of the remaining wholly- and partly-owned subsidiaries:
Name	Main business	Country of registration and incorporation	Year of incorporation	Ownership interest held by the Group on December 31, 2023	Ownership interest held by non- controlling interest on December 31, 2023

Eco Wave Power Ltd. (reg. no. 514593722)	Wave power	Israel	2011	100%	-
Eco Wave Power Australia PTY Ltd. (org. no.632805353)	Wave power	Australia	2020	100%	-
Eco Wave Power Gibraltar Ltd. (org. no.113264)	Wave power	Gibraltar	2015	100%	-
Eco Wave Power Mexico (org. no. 507055)	Wave power	Mexico	2014	60%	40%
Eco Wave Manzanillo I (org. no. 562840)	Wave power	Mexico	2016	99.998 % owned by Eco Wave Power Mexico	0.002%
Suzhou Eco Wave Power Technology Co. Ltd. (org. no. 913205810942967451)	Wave power	China	2014	90%	10%
EW Portugal – Wave Energy Solutions, Unipessoal Ida (Org. no. 516138626) – see Note 16c.	Wave power	Portugal	2021	100%	-
Eco Wave Power U.S., Inc.	Wave Power	USA	2023	100%	-

Schedule of Joint Venture
Name	Main business	Country of registration and incorporation	Year of incorporation	Proportion of the shares on December 31, 2023

EWP EDF One Ltd. (reg. no. 516065943)	Wave power	Israel	2020	50%